Convertible Preferred Stock, Common Stock and Stockholders' Deficit - Summary of Common Stock Reserved for Future Issuance (Detail) - shares	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Schedule for Common Stock Reserved for Future Issuance [Line Items]
Total shares of authorized common stock reserved for future issuance	134,825,581	137,363,174	129,279,630
Common stock options outstanding [Member]
Schedule for Common Stock Reserved for Future Issuance [Line Items]
Total shares of authorized common stock reserved for future issuance	18,399,068	19,420,305	13,162,473
Shares available for issuance under the plan [Member]
Schedule for Common Stock Reserved for Future Issuance [Line Items]
Total shares of authorized common stock reserved for future issuance	3,322,966	4,649,322	2,823,610
Convertible preferred stock outstanding [Member]
Schedule for Common Stock Reserved for Future Issuance [Line Items]
Total shares of authorized common stock reserved for future issuance	113,083,557	112,987,810	112,840,517
Warrants to purchase Series D convertible preferred stock [Member]
Schedule for Common Stock Reserved for Future Issuance [Line Items]
Total shares of authorized common stock reserved for future issuance	19,990	115,737	263,030
Common stock warrants outstanding [Member]
Schedule for Common Stock Reserved for Future Issuance [Line Items]
Total shares of authorized common stock reserved for future issuance	0	190,000	190,000